Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Summary of assets and liabilities that are measured at fair value on a recurring basis

December 31, 2018

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	71,483	—	71,483
Long-term equity investment	—	—	56,000	56,000
Total Assets	—	71,483	56,000	127,483

December 31, 2019

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	11,500	—	11,500
Long-term equity investment	—	—	40,000	40,000
Total Assets	—	11,500	40,000	51,500